Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at beginning of year	$ 1,343,307	$ 1,161,430
Transfer to lease liabilities		(6,718)
Proceeds from long-term debt	33,175	328,045
Business combinations	5,365	8,655
Repayment of long-term debt	(191,221)	(103,247)
Net decrease in revolving facilities	(326,201)	(88,229)
Accretion of deferred financing fees	1,214	1,705
Effect of movements in exchange rates	4,588	55,697
Effect of movements in exchange rates - OCI hedge	2,317	(14,031)
Balance at end of year	$ 872,544	$ 1,343,307